Commitments and Contingencies - Schedule of Binomial/Lattice Model for the Investor Shares (Details)	Jan. 03, 2024	Sep. 30, 2023
Measurement Input, Risk Free Interest Rate [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Non-redemption agreements measurement inputs	3.9	4.6
Measurement Input, Expected Term [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Non-redemption agreements measurement inputs	5	5.1
Measurement Input, Price Volatility [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Non-redemption agreements measurement inputs		10
Measurement Input, Exercise Price [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Non-redemption agreements measurement inputs	11.5	11.5
Measurement Input, Share Price [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Non-redemption agreements measurement inputs		10.46
Measurement Input, Probability of de-SPAC [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Non-redemption agreements measurement inputs	20
Measurement Input, Public Warrant Price [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Non-redemption agreements measurement inputs	0.053